Redeemable Convertible Preferred Stock, Redeemable Common Stock, and Stockholders Equity (Deficit) - Redeemable Shares Narrative (Q2) (Details) - USD ($)	1 Months Ended	3 Months Ended				6 Months Ended			12 Months Ended
	Mar. 31, 2025	Jun. 30, 2025		Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025		Jun. 30, 2024	Dec. 31, 2024		Dec. 31, 2023	Mar. 31, 2024
Class of Stock [Line Items]
Temporary equity, shares issued (in shares)		0				0			184,635,000		154,678,000
Conversion of redeemable convertible preferred stock in connection with initial public offering				$ 558,982,000					$ 308,000		$ 1,842,000
Temporary equity, shares outstanding (in shares)		0				0			184,635,000		154,678,000
Aggregate Liquidation Preference									$ 1,618,059,000		$ 429,695,000
Temporary equity									$ 1,722,111,000		$ 464,690,000
IPO
Class of Stock [Line Items]
Conversion of redeemable convertible preferred stock in connection with initial public offering	$ 559,000,000
Common Class A | IPO
Class of Stock [Line Items]
Conversion of stock, shares issued (in shares)	155,111,700
Series C
Class of Stock [Line Items]
Temporary equity, shares issued (in shares)									29,523,000
Temporary equity, shares outstanding (in shares)									29,523,000
Issuance price (in dollars per share)									$ 38.95
Aggregate Liquidation Preference									$ 1,163,671,000
Temporary equity									$ 1,163,130,000
Threshold trading days for redemption of public warrants						20 days
Consecutive trading period						30 days
Trigger price of stock		175.00%				175.00%
Dividend rate									10.00%
Cash dividends paid									$ 59,000,000
Series C | IPO
Class of Stock [Line Items]
Temporary equity, shares outstanding (in shares)									29,523,120
Redeemable Class A Common Stock
Class of Stock [Line Items]
Temporary equity, shares issued (in shares)		29,874,066				29,874,066			0
Temporary equity, shares outstanding (in shares)	29,874,000	29,874,066		29,874,000	0	29,874,066		0	0		0	0
Temporary equity	$ 1,163,159,000	$ 1,163,159,000	[1]	$ 1,163,159,000	$ 0	$ 1,163,159,000	[1]	$ 0	$ 0	[1]	$ 0	$ 0
Series C redeemable convertible preferred stock accretion to redemption value		0
Dividends payable		0				0
Cash dividends paid		$ 0			0	$ 29,000,000		0
Dividends, paid-in-kind					$ 16,000,000			$ 16,000,000
Redeemable Class A Common Stock | IPO
Class of Stock [Line Items]
Conversion of stock, shares issued (in shares)	29,874,066

[1]	Refer to Note 14—Related-Party Transactions for further information on related party arrangements.